CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 20,827	€ 48,393	€ (75,749)
Income tax (expense)/benefit	(5,811)	(13,502)	21,134
Total recognized in the consolidated income statement	15,016	34,891	(54,615)
Net revenues/(costs)
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 20,827	€ 48,393	€ (75,749)